Active/Passive Balanced Portfolio~

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Investment Companies (96.4%)	Shares/Par +	Value $ (000’s)
Commodities (0.3%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	258,400	5,566

Total		5,566

Domestic Equity (29.1%)
Invesco S&P 500 Equal Weight ETF	106,400	20,184
iShares Core S&P 500 ETF	151,810	101,607
iShares MSCI USA Value Factor ETF	245,950	30,756
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	34,713,870	51,307
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	10,483,793	49,484
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	47,311,652	53,036
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	9,354,025	29,437
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	19,625,487	29,870
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	9,481,421	23,561
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	11,531,442	22,002
Schwab U.S. REIT ETF	1,360,940	29,356
SPDR Dow Jones REIT ETF	297,730	29,859
SPDR Portfolio S&P 400 Mid Cap ETF	1,035,100	59,197
SPDR Portfolio S&P 600 Small Cap ETF	946,800	43,856

Total		573,512

Fixed Income (52.9%)
iShares Core U.S. Aggregate Bond ETF	2,709,433	271,621
Northwestern Mutual Series Fund, Inc., Multi - Sector Bond Portfolio £	148,793,985	149,389
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	449,377,141	494,315

Investment Companies (96.4%)	Shares/Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	28,024,560	29,117
SPDR Portfolio Long Term Treasury ETF	3,663,300	98,726

Total		1,043,168

Foreign Equity (14.1%)
Dimensional International Value ETF	348,200	16,059
iShares Core MSCI EAFE ETF	462,400	40,372
iShares MSCI International Quality Factor ETF	563,600	24,905
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	56,015,160	68,731
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	39,956,288	81,071
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	21,795,762	47,755

Total		278,893

Total Investment Companies (Cost: $1,854,129)		1,901,139

Short-Term Investments (2.7%)
Governments (1.7%)
US Treasury
0.000%, 10/30/25	11,300,000	11,263
0.000%, 12/30/25	11,300,000	11,192
0.375%, 11/30/25	11,300,000	11,231

Total		33,686

Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF	391,000	19,835

Total		19,835

Total Short-Term Investments (Cost: $53,530)		53,521

Total Investments (99.1%) (Cost: $1,907,659)@		1,954,660

Other Assets, Less Liabilities (0.9%)		18,554

Net Assets (100.0%)		1,973,214

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Bloomberg Commodity Index	Morgan Stanley	0.180%	Bloomberg	10/25	34,297	$—	$—
3 Month Forward	Capital Services LLC		Commodity Index 3 Month Forward

						$—	$—

Active/Passive Balanced Portfolio~

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	—	—	—	—	—	—

~	Prior to July 1, 2025, the Portfolio was known as the Balanced Portfolio.
+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,907,659 and the net unrealized appreciation of investments based on that cost was $47,001 which is comprised of $137,865 aggregate gross unrealized appreciation and $90,864 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$1,901,139	$—	$—
Short-Term Investments
Governments	—	33,686	—
Investment Companies	19,835	—	—
Other Financial Instruments^
Total Return Swaps	—	—	—

Total Assets:	$1,920,974	$33,686	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Balanced Portfolio~

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended September 30, 2025 are as follows:

Portfolio	Value at 12/31/2024	Purchases	Sales	Value at 9/30/2025	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 9/30/2025
	(amount in thousands)

Domestic Equity	$54,270	$5,370	$6,800	$51,307	$(659)	$(874)	$939	$4,431	34,714
Emerging Markets	65,975	811	15,348	68,731	14,702	2,591	811	–	56,015
Focused Appreciation	53,753	10,686	15,698	49,484	(4,740)	5,483	–	6,746	10,484
International Equity	70,965	2,772	11,227	81,071	17,870	691	1,960	812	39,956
International Growth	72,497	2,087	34,637	47,755	(801)	8,609	403	1,684	21,796
Large Cap Blend	55,144	6,306	8,748	53,036	369	(35)	254	6,052	47,312
Mid Cap Growth Stock	32,590	8,745	9,863	29,437	(424)	(1,611)	–	6,305	9,354
Mid Cap Value	32,647	3,085	5,721	29,870	317	(458)	848	2,237	19,625
Multi-Sector Bond	143,799	8,619	5,820	149,389	3,660	(869)	8,039	–	148,794
Select Bond	523,773	22,183	61,338	494,315	19,609	(9,912)	22,182	–	449,377
Short-Term Bond	30,286	1,197	2,480	29,117	21	93	1,197	–	28,025
Small Cap Growth Stock	22,717	1,202	–	23,561	(358)	–	–	1,202	9,481
Small Cap Value	24,885	2,213	3,860	22,002	(498)	(738)	162	2,051	11,531

	$1,183,301	$75,276	$181,540	$1,129,075	$49,068	$2,970	$36,795	$31,520	886,465

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand